Business Combination (Tables)	12 Months Ended
Dec. 31, 2014
Cable Networks Acquisition
Schedule of estimated fair values of the assets acquired, liabilities assumed and resulting goodwill

        The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and resulting goodwill in the Cable Networks Acquisition (amounts in thousands):

Other assets	$177
Intangible asset—affiliate agreements	46,014
Intangible asset—brands	15,986
Intangible asset—advertiser relationships	3,310
Intangible assets—other	648
Other liabilities	(2,123)

Fair value of identifiable net assets acquired	64,012
Goodwill	34,093

Total	$98,105

Schedule of unaudited pro forma results of operations
	Years Ended December 31,
	2014	2013
Net Revenues	$117,851	$108,199
Operating Income	$28,281	$20,578

Cinelatino
Schedule of estimated fair values of the assets acquired, liabilities assumed and resulting goodwill

        The following table summarizes the estimated fair values of the assets acquired and liabilities assumed in the acquisition of Cinelatino (amounts in thousands):

Cash	$12,865
Accounts receivable	4,053
Programming rights	4,460
Prepaid expenses and other assets	940
Property and equipment, net	21
Other assets	336
Intangible asset—affiliate agreements	37,900
Current liabilities	(6,272)
Deferred tax liabilities	(12,594)
Long-term debt	(32,097)

Fair value of identifiable net assets acquired	9,612
Goodwill	119,812

Total	$129,424

Schedule of unaudited pro forma results of operations

        The following table sets forth the unaudited pro forma results of operations assuming that the Transaction occurred on January 1, 2012 (amounts in thousands):

	Pro Forma
	2013	2012
Net revenues	$92,109	$95,006
Operating income	$27,123	$28,429

Schedule of number of shares of stock of the Company issued and outstanding

        The number of shares of stock of the Company issued and outstanding immediately following the consummation of the Transaction is summarized as follows (amounts in thousands):

Number of Shares
Azteca public shares outstanding prior to the Transaction	10,000
Azteca founder shares(1)	2,500

Total Azteca shares outstanding prior to the Transaction	12,500
Less: Shareholders of Azteca public shares redeemed	(1,259)
Less: Azteca founder shares cancelled	(250)
Shares issued to WAPA Holdings member(2)	20,432
Shares issued to Cinelatino stockholders(3)	12,568

Total shares outstanding at closing, April 4, 2013	43,991

(1)	Includes 985,294 shares of Hemisphere Class A common stock which are subject to forfeiture in the event the market price of Hemisphere Class A common stock does not meet certain levels.
(2)

Includes 1,857,496 shares of Hemisphere Class B common stock, which were issued in the Transaction by Hemisphere that are subject to forfeiture in the event the market price of Hemisphere Class A common stock does not meet certain levels.

(3)

Includes 1,142,504 shares of Hemisphere Class B common stock, which were issued in the Transaction by Hemisphere that are subject to forfeiture in the event the market price of Hemisphere Class A common stock does not meet certain levels.

Summary of cash flows related to the Transaction

        The cash flows related to the Transaction are summarized as follows (amounts in thousands):

Amount
Cash in trust at Azteca	$100,520
Cash on hand at Cinelatino	12,865
Less: Redemption of Azteca public shares	(12,652)
Less: Cash consideration paid to Azteca warrant holders	(7,333)
Less: Cash consideration paid to WAPA Holdings member and Cinelatino stockholders	(5,000)
Less: Payment of Azteca fees and expenses	(5,963)

Total transaction proceeds at closing, April 4, 2013	$82,437